Time Deposits and Other Time Liabilities (Details) - Schedule of time deposits and other time liabilities - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deposits and other demand liabilities
Checking accounts	$ 14,385,633	$ 11,342,648
Other deposits and demand accounts	1,773,233	1,583,183
Other demand liabilities	1,742,072	1,635,062
Subtotal	17,900,938	14,560,893
Time deposits and other time liabilities
Time deposits	9,926,507	10,421,872
Time savings account	195,570	153,330
Other time liabilities	8,978	6,589
Subtotal	10,131,055	10,581,791
Total	$ 28,031,993	$ 25,142,684